Note 13 - Subsequent Events (June 2020 Note)	6 Months Ended
Jun. 30, 2020
Notes to Financial Statements
Subsequent Events [Text Block]
13.
  Subsequent Events.

As of the date of this Quarterly Report, all current shares of issued and outstanding preferred stock have been voluntarily converted, resulting in the issuance of a total of
1,004,249
newly issued shares of the Company's common stock. The addition of these newly issued shares has resulted in the dilution of each share of issued and outstanding common stock by a factor of
7.28%.
  While the elimination of these
three
classes of preferred stock removes a number of the Company's obligations to the holders of preferred stock (such as the obligation to pay continuing dividends) as well as a number of restrictions on the Company's activities (such as restrictions on certain capital raising and funding transactions), the addition of these newly issued shares combined with the fact that the Company's common stock is thinly traded on the OTCQB Marketplace could cause an increase in selling volume, and result in a decline in the market price of the Company's common stock.

On
August 6, 2020,
Anthony J. LeVecchio was appointed to the board of directors and to serve on the Company's audit and compensation committees.